INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Realized investment security gains	$ 2	$ 0	$ 31
Proceeds from investment securities	1,300	0	$ 6,400
Investment securities pledged, amortized cost	4,100	4,100
Investment securities pledged, fair value	$ 4,100	$ 4,200